Acquisition of businesses and purchase accounting - Health Technology Resources, L.L.C - Narratives (Details) - Health Technology Resources, L.L.C. - USD ($)		12 Months Ended	13 Months Ended
	Aug. 17, 2020	Sep. 30, 2020	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Purchase price	$ 5,347,000
Cash transferred	$ 4,819,000
Discount rate	3.86%
Consideration to be paid	$ 528,000
Holdback consideration	184,000
Payroll protection funds to be paid on forgiveness	207,000
Earnout value	137,000
Revalued earnout			$ 65,000
Reduction to operating expenses			(72,000)
Legal expenses		$ 26,000
Pro forma revenue	4,100,000
Pro forma net income(loss)	1,500,000
Pro forma revenue recognized			450,000
Pro forma net income(loss) recognized			$ 110,000
Maximum
Disclosure of detailed information about business combination [line items]
Earnout value	$ 500,000